UNITED STATES
SECURITIES AND EXCHANGE COMMISION
Washington, D.C.    20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2002

Institutional Investment Manager Filing This Report:
Name:		Messner & Smith Theme/Value Investment Management, Ltd.
Address:	530 B Street, Suite 300
		San Diego, CA        92101

SEC File Number:	801-24076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:	Ellis C. Smith
Title:	Principal/CAO
Phone:(619) 239-9049
Signature, Place, and Date of Signing:

	Ellis C. Smith		San Diego, California		May 15, 2002

Report Type:

13F Holdings Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
















FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:	        8,093,046

Form 13F Information Table Value Total:	      225,527,352








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Name of Issuer           Title    CUSIP     Market     Shares of      (a)Sole (b)Shared as (c)Shared Managers       V.Auth
         		 of Class Number    Value      Principal Amt.            defined in   Other                  Sole

AT&T Liberty Media Group  CS      1957208    9,161,990 724,821           X        Instr.V             M&S             X
Affiliated Managers Group CS      8252108   12,022,834 167,379           X                            M&S             X
Ambac Financial           CS      023139108  3,106,078  52,583           X                            M&S             X
AmerisourceBergen Corp.   CS      03071P102  6,842,977 100,190           X                            M&S             X
Atlas Air		  CS	  049164106  5,157,767 391,630           X         		      M&S             X
BJ's Wholesale            CS      05548J106  7,111,636 159,097           X                            M&S             X
BellSouth Corp.           CS      079860102    293,406   7,960           X                            M&S             X
Black Hills Corporation   CS      092113109  2,921,733  87,268           X                            M&S             X
Cablevision-Rainbow Media CS      12686C844  1,577,077  63,901           X                            M&S             X
Cablevision Systems Cl A  CS      12686C109  5,055,630 148,695           X                            M&S             X
Century Telephone         CS      156700106  6,457,926 189,939           X                            M&S             X
Chevron Corp.             CS      166751107    457,488   5,068           X                            M&S             X
Comcast Corp - Cl A       CS      200300101  1,367,068  40,869           X                            M&S             X
Comcast Corp-Special Cl A CS      200300200  5,139,103 161,607           X                            M&S             X
Compass BancShares        CS      20449H109  5,523,476 178,927           X                            M&S             X
Constellation Brands Inc. CS      21036P108  4,931,781  89,734           X                            M&S             X
Corus Entertainment       CS      220874101  2,037,358  88,121           X                            M&S             X
Exxon Mobile Corporation  CS      30231G102    406,742   9,280           X                            M&S             X
Forest Oil Corporation    CS      346091705  4,118,187 139,034           X                            M&S             X
General Electric          CS      369604103    449,400  12,000           X                            M&S             X
H.B. Fuller               CS      359694106    634,940  21,200           X                            M&S             X
Health Management Assoc.  CS      421933102 10,053,954 484,978           X                            M&S             X
Health Net Inc.           CS      42222G108 10,454,448 380,993           X                            M&S             X
Holly Corporation	  CS      435758305    302,365  16,300           X                            M&S             X
Heartland Express Inc.    CS      422347104 11,189,486 560,595           X                            M&S             X
Imaging Mgmt Assoc        CS      45245B105         60  60,000           X                            M&S             X
Insight Communications    CS      45768V108  5,468,201 261,012           X                            M&S             X
Integral Systems          CS      45810H107    514,856  25,425           X                            M&S             X
Interpublic Grp Cos.      CS      460690100  5,939,181 173,255           X                            M&S             X
Jacobs Engineering Grp    CS      469814107  6,781,319  95,123           X                            M&S             X
Jefferson-Pilot           CS      475070108  6,446,047 128,715           X                            M&S             X
Liberty Media Corp - A    CS      530718105    261,812  20,713           X                            M&S             X
Lincare Holdings, Inc.    CS      532791100  7,937,156 292,668           X                            M&S             X
MGIC Investment           CS      552848103  5,070,184  74,093           X                            M&S             X
Montana Power             CS      612085100  2,148,384 409,216           X                            M&S             X
MSDW Discover             CS      617446448    229,240   4,000           X                            M&S             X
NiSource Industries       CS      65473P105  8,002,275 348,683           X                            M&S             X
PMI Group, Inc.           CS      69344M101  7,566,151  99,870           X                            M&S             X
Penn Treaty America       CS      707874103  2,377,531 421,548           X                            M&S             X
Pfizer Inc                CS      717081103    355,276   8,940           X                            M&S             X
Ross Stores               CS      778296103  9,943,578 262,849           X                            M&S             X
SBC Comn, Inc.            CS      78387G103    216,658   4,598           X                            M&S             X
SJW Corporation           CS      784305104    243,600   3,000           X                            M&S             X
Sharper Image Corp.       CS      820013100    984,471  57,270           X                            M&S             X
Shaw Communications Inc B CS      82028K200  6,527,082 363,019           X                            M&S             X
SouthWest Airlines        CS      844741108  6,423,136 331,945           X                            M&S             X
Southwest Water Co.       CS      845331107    422,545  26,245           X                            M&S             X
Sungard Data Systems      CS      867363103 10,134,912 307,398           X                            M&S             X
Symantec                  CS      871503108  5,472,606 132,798           X                            M&S             X
Tribune Co.               CS      896047107    363,680   8,000           X                            M&S             X
Varian                    CS      922206107    409,752  10,800           X                            M&S             X
WellPoint Health Networks CS      94973H108  9,263,603 145,494           X                            M&S             X
Wintrust Financial Corp.  CS      97650W108    470,242  20,472           X                            M&S             X
Franklin USGovt SecuritiesMF      353496607     92,244  13,605           X                            M&S             X
MuniVest Fund             MF      626295109    329,672  39,200           X                            M&S             X
Templeton Global Govt.Inc.MF      879929107    345,704  54,700           X                            M&S             X
Dresdner RCM Global Strat.MF      26157B101    106,224  16,267           X                            M&S             X
COLUMN TOTAL                               225,527,352 8,093,046
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